Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Total Payments
Total	$ 1,767,488	$ 404,467	$ 2,171,955
Entity Level
Total	750,000		750,000
Virginia
Total	14,911	46,291	61,202
West Virginia
Total	$ 1,002,577	$ 358,176	$ 1,360,753